Description of Business and Summary of Significant Accounting Policies - Regulations (Details) - USD ($)								1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 10, 2022	Jan. 07, 2022	Dec. 21, 2021	Nov. 19, 2021	Jun. 04, 2021	Apr. 06, 2021	Apr. 05, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2022	Aug. 25, 2021	Apr. 22, 2021	Mar. 12, 2021	Jun. 30, 2020	Jan. 31, 2020	Nov. 09, 2016	Sep. 30, 2016
Class of Stock [Line Items]
Common stock, shares authorized										37,500,000		37,500,000	37,500,000
Issuance of common stock									$ 1,566,097	$ 203,438	$ 3,972,589	$ 7,633,045	$ 834,993
Amount of authorized units															$ 5,000,000.00
Common stock, par value										$ 0.01		$ 0.01	$ 0.01
Number of warrants per unit															1
Minimum target amount under offering															$ 100,000
Number of warrants exercised for issuance of shares										5,376,663		7,752,009	6,469,046					32,092
Exercise price of warrants																$ 150
Proceeds from issuance of common stock warrants			$ 67,000							$ 55,838		$ 1,129,535
Offering costs					$ 61,582			$ 1,357,963,000					$ 1,003,111
Regulation CF, D, and S Common Stock And Warrant Offering
Class of Stock [Line Items]
Amount of authorized units															$ 5,000,000.00
Number of warrants per unit															1
Number of warrants exercised for issuance of shares												1,357,963		77,105
Class A Common Stock
Class of Stock [Line Items]
Amount of authorized shares																	$ 5,000,000.00
Common stock, shares authorized																	1,633,986
Initial minimum investment						$ 5,000											$ 25,000
Fair Value of Class A Shares of Common Stock						$ 3.84											$ 3.06
Issuance of common stock					$ 82,000	$ 700,000	$ 3,920,000
Issuance of common stock (in shares)					21,400	182,291	1,279,825
Maximum amount of discretion of authorized shares															$ 5,000,000.00
Number of shares per unit															1
Common stock, par value															$ 0.01
Number of warrants per unit															1
Number of shares per warrant															1
Number of warrants exercised for issuance of shares			400,641									400,641							4,660,555	400,640	400,641
Exercise price of warrants			$ 0.1664																	$ 0.6240	$ 0.1664
Proceeds from issuance of common stock warrants										$ 50,000		$ 0.17
Class A Common Stock | Regulation D Common Stock Offering
Class of Stock [Line Items]
Amount of authorized shares																	$ 5,000,000.00
Common stock, shares authorized																	1,633,986
Initial minimum investment						$ 5,000											$ 25,000
Fair Value of Class A Shares of Common Stock						$ 3.84											$ 3.06
Issuance of common stock					$ 82,000	$ 700,000	$ 3,920,000
Issuance of common stock (in shares)					21,400	182,291	1,279,825
Class A Common Stock | Regulation CF, D, and S Common Stock And Warrant Offering
Class of Stock [Line Items]
Maximum amount of discretion of authorized shares															$ 5,000,000.00
Number of shares per unit															1
Common stock, par value															$ 0.01
Number of shares per warrant															1
CF Common stock
Class of Stock [Line Items]
Minimum target amount under offering															$ 100,000
Number of warrants exercised for issuance of shares	1,137,975			1,250,000
Exercise price of warrants				$ 4.00
Proceeds from issuance of common stock warrants	$ 4,551,900			$ 5,000,000
Number of units issued										1,137,975		1,088,370
Proceeds from issuance										$ 4,551,900		$ 4,353,480
Number of additional units issued										49,605
Proceeds from issuance of additional units										$ 198,420
D Common Stock
Class of Stock [Line Items]
Number of units issued										240,989		214,739
Proceeds from issuance										$ 963,956		$ 858,956
Number of additional units issued										26,250
Proceeds from issuance of additional units										$ 105,000
S Common Stock
Class of Stock [Line Items]
Number of units issued		56,104										54,854
Proceeds from issuance		$ 224,416										$ 219,416
Number of additional units issued										1,250
Proceeds from issuance of additional units										$ 5,000